Intangible Assets	12 Months Ended
Dec. 31, 2021
Disclosure Of Intangible Assets [Abstract]
Intangible Assets

11. INTANGIBLE ASSETS

Software
US$’000
December 31, 2021
At January 1, 2021
Cost	3,186
Accumulated amortization	(334)
Net carrying amount	2,852
At January 1, 2021, net of accumulated amortization	2,852
Additions	3,207
Amortization provided during the year	(1,379)
Exchange realignment	4
At December 31, 2021, net of accumulated amortization	4,684
At December 31, 2021
Cost	6,402
Accumulated amortization	(1,718)
Net carrying amount	4,684
December 31, 2020
At January 1, 2020
Cost	598
Accumulated amortization	(79)
Net carrying amount	519
At January 1, 2020, net of accumulated amortization	519
Additions	2,583
Amortization provided during the year	(192)
Exchange realignment	(58)
At December 31, 2020, net of accumulated amortization	2,852
At December 31, 2020
Cost	3,186
Accumulated amortization	(334)
Net carrying amount	2,852